Reconciliation of the Anticipated Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate									34.00%
Income tax provision (benefit) at statutory tax rate									$ 462	$ 1,162	$ 1,467
Dividends received deduction									(2)	(13)	(3)
Bank-owned life insurance									(215)	(139)	(99)
Tax-exempt income									(26)	(39)	(13)
Compensation and employee benefit plans									81	35	61
Nondeductible expenses									5	8	6
Tax credits/adjustments									(63)	0	0
Change in valuation allowance									0	0	(90)
State taxes, net of federal tax benefit									2	2	13
Other									(3)	(13)	(29)
Total income tax provision (benefit)	$ 210	$ (316)	$ 153	$ 194	$ 281	$ 336	$ 341	$ 45	$ 241	$ 1,003	$ 1,313
Effective tax rate									17.80%	29.30%	30.40%